Investment - Schedule of Investments (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Investment	$ 13,280	$ 677
Amircorp [Member]
Investment	55	55
US VR Global.Inc [Member]
Investment	622	622
Money Compass Media (M) Sdn Bhd [Member]
Investment	$ 12,603